Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Schedule H, Part IV, Line 4i
Schedule of Assets (Held at the End of the Year)
E.I.N. 63-0780404
Plan Number 001

	Identity of Issuer	Description of Investment	Cost	Current Value
*	Globe Life Inc.	$1 par value of common stock	**	$42,138,558

	American Funds	American Funds 2010 Trgt Date Retire R6	**	178,818
	American Funds	American Funds 2015 Trgt Date Retire R6	**	1,597,916
	American Funds	American Funds 2020 Trgt Date Retire R6	**	2,074,399
	American Funds	American Funds 2025 Trgt Date Retire R6	**	13,981,629
	American Funds	American Funds 2030 Trgt Date Retire R6	**	15,028,042
	American Funds	American Funds 2035 Trgt Date Retire R6	**	21,106,021
	American Funds	American Funds 2040 Trgt Date Retire R6	**	14,471,778
	American Funds	American Funds 2045 Trgt Date Retire R6	**	17,360,911
	American Funds	American Funds 2050 Trgt Date Retire R6	**	7,594,259
	American Funds	American Funds 2055 Trgt Date Retire R6	**	5,906,755
	American Funds	American Funds 2060 Trgt Date Retire R6	**	3,421,636
	American Funds	American Funds 2065 Trgt Date Retire R6	**	458,865
	American Funds	American Funds Income Fund of America R6	**	4,798,079
	American Funds	American Funds New World R6	**	1,524,985
	Hartford Funds	Hartford International Opportunities R6	**	3,784,484
	Vanguard	Vanguard Developed Markets Index Admiral	**	6,165,746
	Vanguard	Vanguard Emerging Mkts Stock Idx Adm	**	1,933,279
	BlackRock	Blackrock Health Sciences Opps K	**	3,581,857
	T. Rowe Price	T. Rowe Price Science & Tech I	**	10,568,327
	AllianceBernstein	AllianceBernstein Small Cap Growth Z	**	2,247,770
	Dimensional Fund Advisors	DFA US Targeted Value I	**	1,209,258
	Vanguard	Vanguard Small Cap Index Adm	**	6,425,345
	T. Rowe Price	T. Rowe Price Diversified Mid Cap Gr I	**	5,061,255
	Vanguard	Vanguard Mid Cap Index Adm	**	3,300,508
	Vanguard	Vanguard Selected Value Inv	**	2,097,201
	Diamond Hill Funds	Diamond Hill Large Cap Y	**	2,265,454
	T. Rowe Price	T. Rowe Price Blue Chip Growth I	**	28,291,922
	Vanguard	Vanguard 500 Index Admiral	**	24,903,077
	Metropolitan West Funds	Metropolitan West Total Return Bond Plan	**	5,839,668
	Prudential Investments	PGIM High Yield R6	**	2,195,436
	Vanguard	Vanguard Total Bond Market Index Adm	**	7,025,330
				226,400,010
		Short-Term Investments:
*	Fidelity	Fidelity STIF	**	473,528
*	Fidelity	FIMM Government CL I	**	3,750,242
				4,223,770
		Insurance Company General Account Fund:
	Empower Annuity Insurance Company of America	Empower Investments Fixed Account - Series Class V	**	16,146,987
				288,909,325
		Notes Receivable from Participants:
*	Participant Loans	Interest rates ranging from 4.25% to 9.50%, maturing through December 2030	$—	4,152,077
				$293,061,402
*	Indicates a party-in-interest to the Plan
**	Cost is omitted when reporting investments that are participant directed